Common share capital (Details)				1 Months Ended			12 Months Ended
	Jan. 29, 2014 shares	Mar. 31, 2011 shares	Feb. 10, 2011 shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2012 shares	Feb. 28, 2011 shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 21, 2012 USD ($)	Sep. 20, 2012 USD ($)	Dec. 31, 2010 USD ($)
Common Shares [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.10			$ 0.10	$ 5	$ 5
Authorized share capital (shares) | shares				100,000,000			100,000,000		400,000,000
Authorized share capital				$ 10,000,000			$ 10,000,000		$ 2,000,000,000.0
Issued and fully paid share capital (shares) | shares				24,351,618			24,351,618		243,516,514
Issued and fully paid share capital				$ 2,400,000			$ 2,400,000	$ 1,205,700,000	$ 1,217,600,000
Treasury shares held by Company (shares) | shares				(237,386)			(237,386)		(2,373,863)
Treasury shares held by Company				$ 0			$ 0		$ (11,900,000)
Outstanding shares in issue (shares) | shares				24,114,232			24,114,232	241,142,651	241,142,651
Outstanding shares in issue				$ 2,400,000			$ 2,400,000		$ 1,205,700,000
Share premium												$ 0	$ 834,300,000
Contributed surplus				2,037,600,000			2,037,600,000		834,300,000			$ 834,300,000
Authorized share capital				10,000,000			10,000,000	$ 2,000,000,000
Formation of Company
Common Shares [Line Items]
Stock issued during period, shares, new issues | shares			3,000
Private Placement
Common Shares [Line Items]
Stock issued during period, shares, new issues | shares					30,000,000	50,000,000
Stock Issued to Parent
Common Shares [Line Items]
Stock issued during period, shares, new issues | shares		150,000,000
Initial Public Offering
Common Shares [Line Items]
Stock issued during period, shares, new issues | shares	13,513,514
North Atlantic Restructuring
Common Shares [Line Items]
Contributed deficit				$ 10,000,000			10,000,000		$ 1,188,400,000	$ 1,188,400,000	$ 1,188,400,000			$ 2,000,000,000
Share Capital
Common Shares [Line Items]
Reverse stock split ratio				0.10
Contributed surplus
Common Shares [Line Items]
Contributed surplus increase				$ (1,203,300,000)			$ (1,203,300,000)